FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets:
Current assets		$ 11,978	$ 9,607
Non-current assets		116,172	94,983
Total assets		128,150	104,590
Liabilities:
Current liabilities		15,260	10,903
Non-current liabilities		77,350	63,834
Total liabilities associated with assets held for sale		92,610	74,737
Non-controlling interest—Redeemable Partnership Units held by Brookfield		2,017	1,926
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		1,440	1,355
Non-controlling interest—Exchangeable units	[1]	61	62
Non-controlling interest—Other		27,108	21,779
Net investment attributable to limited partners and general partner		4,914	4,731
USD
Assets:
Current assets		4,724	4,027
Non-current assets		51,600	32,926
Total assets		56,324	36,953
Liabilities:
Current liabilities		7,070	4,308
Non-current liabilities		37,755	24,079
Total liabilities associated with assets held for sale		44,825	28,387
Non-controlling interest—Redeemable Partnership Units held by Brookfield		(1,238)	(486)
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		(885)	(341)
Non-controlling interest—Exchangeable units		(38)	(17)
Non-controlling interest—Other		16,675	10,600
Net investment attributable to limited partners and general partner		(3,015)	(1,190)
AUD
Assets:
Current assets		228	543
Non-current assets		2,826	3,254
Total assets		3,054	3,797
Liabilities:
Current liabilities		437	454
Non-current liabilities		1,389	1,594
Total liabilities associated with assets held for sale		1,826	2,048
Non-controlling interest—Redeemable Partnership Units held by Brookfield		266	303
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		190	213
Non-controlling interest—Exchangeable units		8	10
Non-controlling interest—Other		118	478
Net investment attributable to limited partners and general partner		646	745
GBP
Assets:
Current assets		1,542	900
Non-current assets		11,723	11,951
Total assets		13,265	12,851
Liabilities:
Current liabilities		1,454	1,182
Non-current liabilities		6,055	6,844
Total liabilities associated with assets held for sale		7,509	8,026
Non-controlling interest—Redeemable Partnership Units held by Brookfield		883	576
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		631	405
Non-controlling interest—Exchangeable units		27	19
Non-controlling interest—Other		2,064	2,412
Net investment attributable to limited partners and general partner		2,151	1,413
BRL
Assets:
Current assets		2,252	919
Non-current assets		5,705	5,202
Total assets		7,957	6,121
Liabilities:
Current liabilities		1,685	776
Non-current liabilities		4,814	4,487
Total liabilities associated with assets held for sale		6,499	5,263
Non-controlling interest—Redeemable Partnership Units held by Brookfield		300	242
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		214	170
Non-controlling interest—Exchangeable units		9	8
Non-controlling interest—Other		202	(157)
Net investment attributable to limited partners and general partner		733	595
CAD
Assets:
Current assets		970	1,013
Non-current assets		25,531	20,259
Total assets		26,501	21,272
Liabilities:
Current liabilities		1,928	1,681
Non-current liabilities		14,191	12,751
Total liabilities associated with assets held for sale		16,119	14,432
Non-controlling interest—Redeemable Partnership Units held by Brookfield		1,057	328
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		755	231
Non-controlling interest—Exchangeable units		32	11
Non-controlling interest—Other		5,962	5,466
Net investment attributable to limited partners and general partner		2,576	804
EUR
Assets:
Current assets		648	767
Non-current assets		5,609	7,644
Total assets		6,257	8,411
Liabilities:
Current liabilities		757	711
Non-current liabilities		1,991	3,037
Total liabilities associated with assets held for sale		2,748	3,748
Non-controlling interest—Redeemable Partnership Units held by Brookfield		407	630
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		291	443
Non-controlling interest—Exchangeable units		12	20
Non-controlling interest—Other		1,806	2,023
Net investment attributable to limited partners and general partner		993	1,547
COP
Assets:
Current assets		515	292
Non-current assets		1,381	1,175
Total assets		1,896	1,467
Liabilities:
Current liabilities		259	445
Non-current liabilities		1,061	451
Total liabilities associated with assets held for sale		1,320	896
Non-controlling interest—Redeemable Partnership Units held by Brookfield		17	18
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		12	13
Non-controlling interest—Exchangeable units		1	1
Non-controlling interest—Other		506	495
Net investment attributable to limited partners and general partner		40	44
PEN
Assets:
Current assets		0	0
Non-current assets		130	130
Total assets		130	130
Liabilities:
Current liabilities		0	0
Non-current liabilities		0	0
Total liabilities associated with assets held for sale		0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield		31	31
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		22	22
Non-controlling interest—Exchangeable units		1	1
Non-controlling interest—Other		0	(1)
Net investment attributable to limited partners and general partner		76	77
INR
Assets:
Current assets		936	1,074
Non-current assets		10,678	11,778
Total assets		11,614	12,852
Liabilities:
Current liabilities		1,525	1,280
Non-current liabilities		9,852	10,460
Total liabilities associated with assets held for sale		11,377	11,740
Non-controlling interest—Redeemable Partnership Units held by Brookfield		225	155
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		161	109
Non-controlling interest—Exchangeable units		7	5
Non-controlling interest—Other		(703)	463
Net investment attributable to limited partners and general partner		547	380
NZD & Other
Assets:
Current assets		163	72
Non-current assets		989	664
Total assets		1,152	736
Liabilities:
Current liabilities		145	66
Non-current liabilities		242	131
Total liabilities associated with assets held for sale		387	197
Non-controlling interest—Redeemable Partnership Units held by Brookfield		69	129
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares		49	90
Non-controlling interest—Exchangeable units		2	4
Non-controlling interest—Other		478	0
Net investment attributable to limited partners and general partner		$ 167	$ 316

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.